Balances and Transactions with Related Parties - Summary of Compensation of Key Management Personnel (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of key management personnel compensation [abstract]
Short-term employee benefits	$ 28	$ 10	$ 13
Share-based benefits	30	1	1
Post-retirement benefits	1		1
Termination benefits		3	6
Total	$ 59	$ 14	$ 21